[AXA Equitable Letterhead]

May 5, 2009

Filing Desk

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, NE

Washington , D.C. 20549

RE:	EQ Advisors Trust (the “Trust”)
File Nos.: 333-17217; 811-07953

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Trust hereby certifies that the definitive form statement of additional information, dated May 1, 2009, used with respect to the Trust that would have been filed under Rule 497(c), does not differ from the form of statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 68 on April 29, 2009.

If you have any questions regarding this certification, please contact the undersigned at 212/314-3751.

Sincerely

EQ Advisors Trust

/s/ Paras Charalambous

Paras Charalambous

Senior Legal Assistant

cc: K&L Gates LLP